WARRANT LIABILITY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Remaining Contractual Life (years)	8 months 23 days	1 year 8 months 23 days
Realized Loss On The Exercise Of Warrants		$ 1,106
Warrants Exercised		1,030,362
Issuance Of Common Shares		1,030,362